Financial Assets and Other Non-current Assets - Movement in Non-current Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	€ 6,062
Non-current financial assets, ending balance	6,219	€ 6,062
Investments
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	479	457
Additions	12	9
Disposals	(74)	(41)
Translation differences	(1)	0
Fair value adjustments and financial updates	80	56
Transfers and other	1	(2)
Non-current financial assets, ending balance	497	479
Other long-term credits
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	890	252
Additions	503	686
Disposals	(94)	(6)
Translation differences	2	(9)
Fair value adjustments and financial updates	64	14
Transfers and other	(384)	(47)
Non-current financial assets, ending balance	981	890
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	1,254	1,633
Additions	64	195
Disposals	(33)	(30)
Translation differences	69	9
Fair value adjustments and financial updates	26	8
Transfers and other	(217)	(561)
Non-current financial assets, ending balance	1,163	1,254
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	752	551
Additions	616	540
Disposals	(162)	(272)
Translation differences	12	0
Fair value adjustments and financial updates	(2)	(2)
Transfers and other	(197)	(65)
Non-current financial assets, ending balance	1,019	752
Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	(112)	(122)
Additions	(10)	(6)
Disposals	3	45
Translation differences	(13)	(2)
Fair value adjustments and financial updates	0	0
Transfers and other	4	(27)
Non-current financial assets, ending balance	(128)	(112)
Receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	27	15
Additions	4	11
Disposals	(4)	0
Translation differences	1	0
Fair value adjustments and financial updates	0	0
Transfers and other	(9)	1
Non-current financial assets, ending balance	€ 19	€ 27